UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01219

BLUE OWL CAPITAL CORPORATION II

(Name of Registrant)

399 Park Avenue

New York, New York 10022

(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption in reliance upon no-action relief previously granted by the Commission staff to another issuer under similar facts and circumstances.

(1)	Title of the class of securities of Blue Owl Capital Corporation II (the “Company”) to be redeemed:

8.450% Notes due 2026 (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on May 21, 2026 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of November 26, 2019 (the “Base Indenture”), between the Company and Computershare Trust Company, National Association, as successor in interest to Wells Fargo Bank, National Association (the “Trustee”), and (ii) Section 1.01(m) of the Second Supplemental Indenture, dated as of November 15, 2023, between the Company and the Trustee (the “Second Supplemental Indenture,” and, together with the Base Indenture, the “Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $350,000,000 in aggregate principal amount of the $350,000,000 in aggregate principal amount of the Notes issued and outstanding pursuant to the terms of the Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 11th day of May, 2026.

Blue Owl Capital Corporation II

By:	/s/ Jonathan Lamm
Jonathan Lamm
Chief Operating Officer and Chief Financial Officer